UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response....5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
May 31, 2010 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks — 96.8%
CONSUMER DISCRETIONARY — 8.4%
Automobiles — 2.2%
Nissan Motor Co., Ltd. (a)	1,330,900	9,697,861
Renault SA (a)	125,200	4,522,597
Toyota Motor Corp.	664,900	23,932,752
Automobiles Total		38,153,210
Household Durables — 1.6%
Sony Corp.	897,900	27,747,450
Household Durables Total		27,747,450
Media — 1.8%
British Sky Broadcasting Group PLC	1,083,100	9,063,203
ITV PLC (a)	27,185,276	22,076,806
Media Total		31,140,009
Multiline Retail — 1.4%
Marks & Spencer Group PLC, ADR	2,485,740	25,424,149
Multiline Retail Total		25,424,149
Specialty Retail — 1.4%
Kingfisher PLC	7,819,700	25,412,463
Specialty Retail Total		25,412,463
CONSUMER DISCRETIONARY TOTAL		147,877,281
CONSUMER STAPLES — 10.8%
Food & Staples Retailing — 7.9%
Carrefour SA	891,160	36,929,409
J Sainsbury PLC	4,965,329	23,371,346
Koninklijke Ahold NV	2,496,732	31,428,946
Seven & I Holdings Co., Ltd.	1,041,300	23,985,610
Wm. Morrison Supermarkets PLC	6,214,365	23,851,750
Food & Staples Retailing Total		139,567,061
Food Products — 1.7%
Unilever NV	1,105,149	30,363,811
Food Products Total		30,363,811
Tobacco — 1.2%
Japan Tobacco, Inc.	6,829	21,403,154
Tobacco Total		21,403,154
CONSUMER STAPLES TOTAL		191,334,026
ENERGY — 5.2%
Oil, Gas & Consumable Fuels — 5.2%
BP PLC	3,064,170	22,025,878
ENI SpA	1,771,347	33,098,259
Petroleo Brasileiro SA, ADR	170,243	5,272,426

	Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Total SA	702,481	32,582,118
Oil, Gas & Consumable Fuels Total		92,978,681
ENERGY TOTAL		92,978,681
FINANCIALS — 18.6%
Capital Markets — 1.2%
Deutsche Bank AG, Registered Shares	132,250	7,867,814
UBS AG, Registered Shares (a)	975,930	13,113,730
Capital Markets Total		20,981,544
Commercial Banks — 9.5%
Barclays PLC	4,818,407	21,356,809
Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,105,778
Credit Agricole SA	956,132	10,433,788
HSBC Holdings PLC	983,039	8,965,670
Intesa Sanpaolo SpA	8,435,186	22,527,468
Mitsubishi UFJ Financial Group, Inc.	4,958,431	23,996,357
Mizuho Financial Group, Inc.	11,539,600	20,768,114
Natixis (a)	3,977,546	17,656,338
San-In Godo Bank Ltd.	233,000	1,659,446
Sumitomo Mitsui Financial Group, Inc.	781,042	23,167,698
UniCredit SpA	3,651,500	7,810,493
Yamaguchi Financial Group, Inc.	425,000	4,071,605
Commercial Banks Total		167,519,564
Consumer Finance — 0.1%
Takefuji Corp.	340,590	1,001,680
Consumer Finance Total		1,001,680
Insurance — 7.8%
Aegon NV (a)	5,311,757	30,278,421
MS & AD Insurance Group Holdings	1,373,000	33,886,167
NKSJ Holdings, Inc. (a)	2,857,900	17,782,489
Swiss Reinsurance Co., Ltd., Registered Shares	539,900	22,063,143
Tokio Marine Holdings, Inc.	1,021,900	28,585,164
XL Capital Ltd., Class A	354,150	6,236,582
Insurance Total		138,831,966
FINANCIALS TOTAL		328,334,754
HEALTH CARE — 12.3%
Pharmaceuticals — 12.3%
Astellas Pharma, Inc.	635,900	20,481,388
AstraZeneca PLC	991,685	41,801,032

	Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Daiichi Sankyo Co., Ltd.	852,600	15,063,770
GlaxoSmithKline PLC	2,198,848	36,958,918
Ono Pharmaceutical Co., Ltd.	730,800	29,232,000
Sanofi-Aventis SA	697,686	42,411,558
Taisho Pharmaceutical Co., Ltd.	382,000	7,256,428
Takeda Pharmaceutical Co., Ltd.	565,400	23,546,700
Pharmaceuticals Total		216,751,794
HEALTH CARE TOTAL		216,751,794
INDUSTRIALS — 1.3%
Air Freight & Logistics — 0.2%
Deutsche Post AG, Registered Shares	225,000	3,352,302
Air Freight & Logistics Total		3,352,302
Commercial Services & Supplies — 1.1%
Dai Nippon Printing Co., Ltd.	1,555,000	19,026,886
Commercial Services & Supplies Total		19,026,886
INDUSTRIALS TOTAL		22,379,188
INFORMATION TECHNOLOGY — 14.5%
Communications Equipment — 5.0%
Alcatel-Lucent (a)	9,071,300	23,406,684
Nokia Oyj	2,979,465	30,656,437
Telefonaktiebolaget LM Ericsson, Class B	3,292,968	33,802,094
Communications Equipment Total		87,865,215
Computers & Peripherals — 0.6%
NEC Corp.	3,879,000	10,939,951
Computers & Peripherals Total		10,939,951
Electronic Equipment, Instruments & Components — 3.5%
FUJIFILM Holdings Corp.	890,505	26,483,057
TDK Corp.	185,000	10,759,945
Tyco Electronics Ltd.	861,543	24,829,669
Electronic Equipment, Instruments & Components Total		62,072,671
Office Electronics — 2.0%
Canon, Inc.	855,200	35,146,491
Office Electronics Total		35,146,491
Semiconductors & Semiconductor Equipment — 3.4%
Rohm Co., Ltd.	551,500	35,041,811

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
STMicroelectronics NV	3,166,900	25,028,550
Semiconductors & Semiconductor Equipment Total		60,070,361
INFORMATION TECHNOLOGY TOTAL		256,094,689
MATERIALS — 2.9%
Chemicals — 1.2%
Akzo Nobel NV	405,700	20,821,855
Chemicals Total		20,821,855
Construction Materials — 1.7%
Cemex SAB de CV, ADR (a)	2,473,828	26,791,557
Italcementi SpA	890,500	4,280,245
Construction Materials Total		31,071,802
MATERIALS TOTAL		51,893,657
TELECOMMUNICATION SERVICES — 19.8%
Diversified Telecommunication Services — 17.0%
Brasil Telecom SA, ADR (Ordinary) (a)	199,977	1,627,813
Brasil Telecom SA, ADR (Preference) (a)	352,511	6,440,376
Deutsche Telekom AG, Registered Shares	3,845,600	43,090,220
France Telecom SA	1,602,470	30,533,707
Nippon Telegraph & Telephone Corp.	942,500	38,113,717
Portugal Telecom SGPS SA, ADR	5,122,676	51,687,801
Swisscom AG, ADR	688,200	22,023,363
Tele Norte Leste Participacoes SA, ADR	691,100	10,677,495
Telecom Corp. of New Zealand Ltd., ADR	1,486,604	9,484,533
Telecom Italia SpA	16,491,810	19,290,125
Telecom Italia SpA, Savings Shares	32,972,210	30,095,561
Telefonica SA, ADR	362,381	20,789,798
Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	16,306,595
Diversified Telecommunication Services Total		300,161,104
Wireless Telecommunication Services — 2.8%
SK Telecom Co., Ltd.	160,077	21,773,929
SK Telecom Co., Ltd., ADR	617,639	9,604,287
Tim Participacoes SA, ADR	127,738	3,445,094
Vivo Participacoes SA, ADR	228,230	6,235,244

	Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Vodafone Group PLC	4,677,390	9,387,396
Wireless Telecommunication Services Total		50,445,950
TELECOMMUNICATION SERVICES TOTAL		350,607,054
UTILITIES — 3.0%
Electric Utilities — 3.0%
Centrais Electricas Brasileiras SA, ADR	2,801,140	34,958,227
Korea Electric Power Corp., ADR (a)	1,294,050	17,443,794
Electric Utilities Total		52,402,021
UTILITIES TOTAL		52,402,021

Total Common Stocks (cost of $2,227,621,447)		1,710,653,145

Preferred Stock — 0.8%
CONSUMER DISCRETIONARY — 0.8%
Automobiles — 0.8%
Volkswagen AG	152,159	13,417,030
Automobiles Total		13,417,030
CONSUMER DISCRETIONARY TOTAL		13,417,030

Total Preferred Stock (cost of $13,269,366)		13,417,030

	Par ($)
Short-Term Obligation — 0.4%
Repurchase agreement with Fixed Income Clearing Corp., dated 05/28/10, due 06/01/10 at 0.130%, collateralized by a U.S. Government Agency obligation maturing 03/29/13, market value $7,071,419 (repurchase proceeds $6,932,100)	6,932,000	6,932,000

Total Short-Term Obligation (cost of $6,932,000)		6,932,000

Total Investments — 98.0% (cost of $2,247,822,813)(b)(c)		1,731,002,175

Other Assets & Liabilities, Net — 2.0%		35,339,818

Net Assets — 100.0%		1,766,341,993

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update (the “amendment”), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and requires disclosure of the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; except for the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment.

The following table summarizes the inputs used, as of May 31, 2010, in valuing the Master Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$147,877,281	$—	$147,877,281
Consumer Staples	—	191,334,026	—	191,334,026
Energy	5,272,426	87,706,255	—	92,978,681
Financials	6,236,582	322,098,172	—	328,334,754
Health Care	—	216,751,794	—	216,751,794
Industrials	—	22,379,188	—	22,379,188
Information Technology	24,829,669	231,265,020	—	256,094,689
Materials	26,791,557	25,102,100	—	51,893,657
Telecommunication Services	136,299,036	214,308,018	—	350,607,054
Utilities	52,402,021	—	—	52,402,021
Total Common Stocks	251,831,291	1,458,821,854	—	1,710,653,145
Total Preferred Stock	—	13,417,030	—	13,417,030
Total Short-Term Obligation	—	6,932,000	—	6,932,000
Total Investments	$251,831,291	$1,479,170,884	$—	$1,731,002,175

The Master Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $2,247,822,813.
(c)	Unrealized appreciation and depreciation at May 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$128,592,762	$(645,413,400)	$(516,820,638)

Acronym	Name

ADR	American Depositary Receipt

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	July 22, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	July 22, 2010